Income Taxes - Summary of Net Deferred Income Tax Asset (Details) - USD ($)	Dec. 31, 2020	Aug. 30, 2020
Income Tax Disclosure [Abstract]
Capitalized start-up Costs	$ 63,119
Total deferred tax assets	63,119
Valuation Allowance	(63,119)	$ 0
Net deferred tax assets (liability)	$ 0